Document and Entity Information	3 Months Ended
	Jun. 30, 2011	Aug. 11, 2011
Document and Entity Information
Entity Registrant Name	ACQUIRED SALES CORP
Document Type	10-Q
Document Period End Date	Jun 30, 2011
Amendment Flag	false
Entity Central Index Key	0001391135
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		5,832,482
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2

Condensed Balance Sheets (Unaudited) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Current Assets:
Cash	$ 3,356	$ 5,148
Notes receivable - related party	25,000
Interest receivable - related party	10,273
Total Current Assets	38,629	5,148
Long-term related party note receivable	820,000
Total Assets	858,629	5,148
Current Liabilities:
Accounts payable	11,302	17,055
Note payable - related parties	40,000	44,000
Total Current Liabilities	51,302	61,055
Long-term Liabilities:
Notes payable - related parties, net of discount	274,797
Notes payable, net of discount	357,237
Total Liabilities	683,336	61,055
Stockholders' Equity (Deficit):
Common stock, $0.001 par value, 50,000,000 shares authorized, 5,832,482 shares issued and outstanding	5,833	5,833
Additional paid-in capital	1,153,966	454,754
Deficit accumulated prior to the development stage	(69,151)	(69,151)
Deficit accumulated during the development stage	(915,355)	(447,343)
Total Stockholders' Equity (Deficit)	175,293	(55,907)
Total Liabilities and Stockholders' Equity (Deficit)	$ 858,629	$ 5,148

Condensed Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Common Stock, par or stated value	$ 0.001	$ 0.001
Common Stock, shares authorized	50,000,000	50,000,000
Common Stock, shares issued	5,832,482	5,832,482
Common Stock, shares outstanding	5,832,482	5,832,482
Preferred Stock, par or stated value	$ 0.001	$ 0.001
Preferred Stock, shares authorized	10,000,000	10,000,000
Preferred Stock, shares issued	0	0
Preferred Stock, shares outstanding	0	0

Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		86 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Operating Expense:
General and administrative	$ (144,976)	$ (6,457)	$ (449,643)	$ (14,222)	$ (947,410)
Other Income (Expense):
Interest income	10,273		14,194		14,194
Interest expense	(14,061)	(585)	(32,563)	(1,078)	(42,503)
Waiver of tax liability penalty					(60,364)
Total Other Income (Expense)	(3,788)	(585)	(18,369)	(1,078)	32,055
Net Loss	$ (148,764)	$ (7,042)	$ (468,012)	$ (15,300)	$ (915,355)
Basic and diluted loss per share	$ (0.03)	$ 0	$ (0.08)	$ 0
Basic and diluted weighted average common shares outstanding	5,832,482	5,832,482	5,832,482	5,832,482

Condensed Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		86 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Cash Flows from Operating Activities:
Net loss	$ (468,012)	$ (15,300)	$ (915,355)
Adjustments to reconcile net loss to net cash used in operating activities:
Expenses paid by capital contributed by officer			20
Share-based compensation	390,209		698,996
Accrued interest income paid by increase in related party notes receivable	(10,273)		(10,273)
Waiver of tax liability penalty			(60,364)
Amortization of discount on long-term notes payable-related parties	9,146		9,146
Amortization of discount on long-term notes payable	11,890		11,890
Issuances of warrants for services			11,970
Changes in assets and liabilities:
Prepaid expenses		19
Accounts payable	(5,752)	5,969	11,303
Payroll tax penalties and accrued interest			(8,787)
Net Cash Used in Operating Activities	(72,792)	(9,312)	(251,454)
Cash Flows from Investing Activities:
Loans to related party - current	(25,000)		(25,000)
Loans to related party - long term	(820,000)		(820,000)
Net Cash Used in Investing Activities	(845,000)		(845,000)
Cash Flows from Financing Activities:
Proceeds from issuance of notes payable and warrants to related parties	400,000		400,000
Proceeds from issuance of notes payable and warrants	520,000		520,000
Proceeds from issuance of notes payable to related party		4,000	239,000
Principal payments on note payable to related party	(4,000)		(99,000)
Proceeds from issuance of common stock			40,000
Redemption of common stock			(190)
Net Cash Provided by Financing Activities:	916,000	4,000	1,099,810
Net Increase (Decrease) in Cash	(1,792)	(5,312)	3,356
Cash at Beginning of Period	5,148	6,323
Cash at End of Period	3,356	1,011	3,356
Supplemental Cash Flow Information
Cash paid for interest	11,527	1,007
Noncash Investing and Financing Activities
Note payable and warrants issued to related party in exchange for a note receivable from a related party	200,000
Note payable and warrants issued in exchange for notes receivable from a related party	$ 20,000

Basis of Presentation	3 Months Ended
Jun. 30, 2011
Basis of Presentation
Basis of Presentation

Note 1: Basis of Presentation

The accompanying unaudited condensed financial statements of Acquired Sales Corp. (the “Company”) were prepared pursuant to the rules and regulations of the United States Securities and Exchange Commission. Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted pursuant to such rules and regulations. Management of the Company (“Management”) believes that the following disclosures are adequate and sufficient to make the information presented not misleading. These financial statements should be read in conjunction with the audited financial statements and the notes thereto included in the Company’s Form 10-K report for the transition period from October 1, 2010 to December 31, 2010.

These unaudited condensed financial statements reflect all adjustments, consisting only of normal recurring adjustments that, in the opinion of Management, are necessary to present fairly the financial position and results of operations of the Company for the periods presented. Operating results for the three and six months ended June 30, 2011, are not necessarily indicative of the results that may be expected for the year ending December 31, 2011 or for any other period.

Organization and Summary of Significant Accounting Policies	3 Months Ended
Jun. 30, 2011
Organization and Summary of Significant Accounting Policies
Organization and Summary of Significant Accounting Policies

Note 2: Organization and Summary of Significant Accounting Policies

The Company was incorporated under the laws of the State of Nevada on January 2, 1986. In August 2001, the Company ceased all of its prior operations and remained dormant from then until May 27, 2004 when it began new development stage activities.

On November 15, 2010 the Company’s Board of Directors approved and with a record date of November 23, 2010 a majority of the Company’s stockholders approved by written consent the following actions: a) increase the number of shares of common stock authorized to be issued from 50,000,000 to 100,000,000; b) to change the fiscal year end from September 30 to December 31; c) a 1-for-20 reverse split of common stock and warrants; d) the acquisition of Cogility Software Corporation (“Cogility”); and e) a stock option plan relating to the options associated with the letter of intent with Cogility. The Company has undertaken to change its year end to December 31; however, none of the other approved actions have been consummated.

Development stage enterprise – The Company is a development stage enterprise and has only generated income in relation to interest earned on a long-term  $820,000 loan made to Cogility. Otherwise, the Company’s efforts have been devoted primarily to raising capital, borrowing funds and attempting to enter into a reverse acquisition with an operating entity. On November 4, 2010 the Company entered into a letter of intent with Cogility and commenced taking such other action as required by such letter of intent as further described in Note 5.

Fair value of financial instruments – The carrying amounts reported in the balance sheets for accounts payable approximate fair value because of the immediate or short-term maturity of these financial instruments.  The carrying amounts reported for current liabilities: notes payable – related parties, approximate fair value because the underlying instruments are at interest rates which approximate current market rates. Long-term liabilities are described in Note 7.

Basic and diluted loss per share – Basic loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period. Diluted loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding and potential dilutive common shares. There were 12,600,000 stock options and 9,200,000 warrants outstanding at June 30, 2011 that are excluded from the three and six month calculation of diluted loss per share as their effect is anti-dilutive.

Business condition – The Company’s financial statements have been prepared using accounting principles applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. For the six months ended June 30, 2011, the Company sustained a net loss of  $468,012 and generated income only incidental to interest collected and accrued in the amount of  $3,921 and  $10,222, respectively, from a long-term note receivable from Cogility. At June 30, 2011 the Company had  $3,356 in cash and current liabilities of  $51,302. Loans from related parties and others have provided the needed capital for the Company to date; however, substantial doubt remains about the Company’s ability to continue as a going concern. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty. The Company's ability to meet its ongoing financial requirements is dependent on management being able to obtain additional equity and/or debt financing, the realization of which is not assured. In addition, the Company is dependent on management being willing to continue to serve without monetary remunerations. In addition, the Company has entered into substantial long-term indebtedness as a result of the long-term liabilities described in Note 7.

Recently adopted accounting standards – Recent accounting standards that have been issued by the FASB (or rules and interpretive releases of the SEC) are not expected to have a material impact on the Company’s financial statements.

Related Party Transactions	3 Months Ended
Jun. 30, 2011
Related Party Transactions
Related Party Transactions

Note 3 – Related Party Transactions

During January and November 2009, the Company issued demand promissory notes to the spouse of the Company’s sole officer and one of its directors in the amount of  $10,000 and  $10,000, respectively. These notes bear interest at 10% per annum and are unsecured. During the six months ended June 30, 2011 and 2010 the Company incurred interest expense and made cash payments for interest in the amounts of  $992 and  $992, respectively.

During April 2010, the Company issued a demand promissory note to an entity related to its sole officer and one of its directors in the amount of  $4,000. This note bears interest at 10% per annum and is unsecured. During the six months ended June 30, 2011, the Company incurred interest expense of  $168 and made cash payments for interest in the same amount. On June 3, 2011 the loan was paid in full.

On October 12, 2010, the Company issued a demand promissory note to an entity related to its sole officer and one of its directors in the amount of  $20,000. This note bears interest at 10% per annum and is unsecured. During the six months ended June 30, 2011, the Company incurred interest expense of  $992 and made cash payments for interest in the same amount.

During the January and February of 2011, the Company entered into long-term notes payable in the amount of  $400,000 with several entities and individuals related to the Company. These long-term notes bear interest at 3% per annum and are due December 31, 2014. During the six months ended June 30, 2011, the Company incurred interest expense of  $4,675 and made cash payments for interest in the same amount. These long-term notes have been discounted on the Company’s financial statements as described in Note 7.

During the six months ended June 30, 2011, the Company loaned  $600,000 of cash to Cogility, assumed from Cogility a  $200,000 note payable to an entity related to the sole officer of the Company and assigned and transferred to Cogility a  $20,000 note receivable from Cortez Systems, all in exchange for  $820,000 of promissory notes receivable from Cogility. The Cogility notes receivable bears interest at 5% per annum payable quarterly beginning June 30, 2011, are due December 31, 2014 and are secured by all of Cogility's assets.  Included in interest income at June 30, 2011 was accrued and unpaid interest of  $10,222.

On June 15, 2011 the Company loaned an additional  $25,000 of cash to Cogility for working capital needs.  The loan is unsecured, due upon demand, and bears interest at 5% per annum.  Included in interest income at June 30, 2011 was accrued and unpaid interest of  $51.

Waiver of Tax Liability Penalty	3 Months Ended
Jun. 30, 2011
Waiver of Tax Liability Penalty
Waiver of Tax Liability Penalty

Note 4 – Waiver of Tax Liability Penalty

During the period from December 31, 1998 through December 31, 1999, the business operated by the Company prior to becoming dormant withheld payroll taxes and incurred payroll tax obligations that were not paid to the United States Department of the Treasury, Internal Revenue Service (“IRS”) in a timely manner. Subsequently, these taxes were paid; however, penalties for the Company’s failure to make these payments in a timely manner were assessed, including interest on the penalties. The Company accrued interest on the unpaid penalties through December 31, 2006. In January 2007, the Company filed with the IRS a request for a compromise and settlement with respect to these outstanding obligations, which was accepted in September 2007. As a result, the Company paid  $12,000 to extinguish the liability,  $2,838 for legal and filing fees, and  $60,364 was recognized as income.

Letter of Intent	3 Months Ended
Jun. 30, 2011
Letter of Intent
Letter of Intent

Note 5 – Letter of Intent

On November 4, 2010 the Company entered into an Agreement (the “November 4, 2010 Agreement”) which included a letter of intent with Cogility, a software technology company specializing in Model-Driven Complex Event Processing for the U.S. defense and intelligence communities and private sector corporations with complex information management requirements, for a wholly-owned subsidiary of the Company to acquire Cogility in a stock-for-stock merger (“Cogility Merger”). The closing of the Cogility Merger contemplated by the letter of intent is subject to a number of conditions including completion of mutually acceptable due diligence, execution of definitive merger documents and obtaining necessary third party approvals. In addition, Cogility will be required to deliver audited financial statements to the Company and the Company will be required to complete a 1-for-20 reverse split of its common stock, options and warrants as a condition precedent to the closing of the Cogility Merger and all necessary filings with the SEC.

Pursuant to the November 4, 2010 Agreement:

(1) on November 4, 2010, the Company issued to its director and sole officer and five of its non-officer directors options to acquire an aggregate of 12,600,000 pre-split shares of its common stock at an exercise price of  $.10 per share (upon completion of the 1-for-20 reverse split, these options shall be converted into an aggregate of 630,000 options, each with an exercise price of  $2.00 per share), with the vesting of such options being contingent upon the closing of the Cogility Merger.  The options expire on the 10th anniversary of the closing of the Cogility Merger;

(2) on November 4, 2010, Cogility issued to the Company’s sole officer options to acquire an aggregate of 2,500,000 shares of Cogility’s common stock at an exercise price of  $0.377358 per share (upon completion of the 1-for-20 reverse split and the closing of the Cogility Merger, these options shall be converted into an aggregate of 471,698 options, each with an exercise price of  $2.00 per share), with the vesting of such options being contingent upon the completion of a private placement of common stock, preferred stock, convertible preferred stock, debt, or convertible debt by Cogility or the Company either prior to, simultaneously with, or after the closing of the Merger in the amount of  $500,000 or more;

(3) on November 4, 2010, Cogility issued to the Company’s sole officer and two of its directors options to acquire an aggregate of 795,000 shares of Cogility’s common stock at an exercise price of  $0.001 per share (upon completion of the 1-for-20 reverse split of the Company’s common stock and the closing of the Cogility Merger, these options shall be converted into an aggregate of 150,000 Company options, each with an exercise price of  $.001 per share), with the vesting of such options being contingent upon the completion of a private placement of common stock, preferred stock, convertible preferred stock, debt, or convertible debt by Cogility or the Company either prior to, simultaneously with, or after the closing of the Merger in the amount of  $500,000 or more;

(4) at the closing of the Cogility Merger, the Company will issue an aggregate of 2,175,564 post-split shares of its common stock to Cogility stockholders (which include an affiliate of the Company's sole officer and one of the Company's directors);

 (5) at the closing of the Cogility Merger, the Company will issue to Cogility’s option holders (these being in addition to options mentioned in (2) and (3) above), options to acquire an aggregate of 458,428 post-split shares of the Company's common stock at exercise prices ranging from  $1.06 to  $5.00 per share; and

(6) at the closing of the Cogility Merger, the Company will issue options to acquire an aggregate of 1,500,000 post-split shares of the Company's common stock at an exercise price of  $5.00 per share to the Company’s current or future directors, officers, employees or consultants of or to Cogility.

Stock Options	3 Months Ended
Jun. 30, 2011
Stock Options
Stock Options

Note 6 – Stock Options

In connection with the letter of intent described in Note 5, the Company issued to its director and sole officer and five of its non-officer directors on November 4, 2011, options to purchase an aggregate of 12,600,000 shares of its common stock at an exercise price of  $0.10 per share.

The total value of the options issued was determined to be  $801,762 and charged general and administrative expense for the period ended December 31, 2010, in the amount of  $308,787. The Company used an estimated merger date of April 1, 2011, at December 31, 2010 for the purpose of recognizing the related compensation expense for the period then ended. The risk-free interest rate represents the U.S. Treasury bill rate for the expected life of the related option. Forfeitures are estimated based on historical experience rates. At June 30, 2011, the Company reevaluated the estimated merger date and determined it to be September 15, 2011. As a result, for the three and six month periods ended June 30, 2011, the Company charged general and administrative expense in the amount of  $121,357 and  $390,209, respectively.  There is  $102,766 of unrecognized compensation expense related to stock options granted, which is expected to be recognized during the nine months ended September 30, 2011. There was no income tax benefit recognized for the three and six months ended June 30, 2011.

Long Term Liabilities	3 Months Ended
Jun. 30, 2011
Long Term Liabilities
Long Term Liabilities

Note 7 – Long-term Liabilities

During the six months ended June 30, 2011, the Company issued  $920,000 of 3% promissory notes and warrants to purchase 9,200,000 pre-split shares of common stock at  $0.10 per share to accredited investors in a private placement offering. The notes payable and the warrants were issued in exchange for  $700,000 in cash, the exchange and settlement of a  $200,000 note payable to an entity related to the sole officer of the Company, which note payable had previously been assumed from Cogility, and the transfer and assignment from an unrelated third party of a  $20,000 note receivable from Cortez Systems. Notes for  $400,000 were issued to related parties, which included  $200,000 of the cash received (see Note 3). The promissory notes accrue interest at the rate of 3% per annum payable quarterly on the last day of each calendar quarter beginning March 31, 2011, mature on December 31, 2014 and are secured by all of the assets of the Company. The warrants are exercisable through March 31, 2016.

The fair value of the warrants issued was estimated to be  $465,275 using the Black-Scholes option pricing model using the following weighted-average assumptions: estimated future volatility of 82.46%; risk-free interest rate of 1.1%; dividend yield of 0% and an estimated term of 2.65 years. The warrants qualify to be recognized as stockholders’ equity; therefore, the consideration received was allocated to the notes payable and the warrants based on their relative fair values and resulted in  $345,347 being allocated to the notes payable,  $265,651 to notes payable – related party, and  $309,002 allocated to the warrants. The resulting discount to the notes payable is being amortized over the term of the promissory notes using the interest method and cause the notes payable to have an effective interest rate of 14.55%. The Company recognized  $6,114 and  $21,035 of amortization of the discount on the notes payable as interest expense for the three and  six months ended June 30, 2011, respectively.

In addition to the 3% promissory notes and warrants described above, at any time during the first 90 days following the date of the completion of the proposed merger with Cogility, each investor in the private placement offering has the right to make a second loan to the Company in the same amount and on the same terms as the 3% promissory notes and warrants described above. Under current accounting guidance, none of the consideration received was allocated to the investors’ rights to make additional loans.